Offerings	Apr. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per Share ("Common Stock")
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	1.72
Maximum Aggregate Offering Price	$ 17,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,375.32
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares registered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales price of the Registrant's shares of Common Stock as reported on the Nasdaq Capital Market on April 22, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock underlying warrants
Amount Registered | shares	1,291,778
Proposed Maximum Offering Price per Unit	1.72
Maximum Aggregate Offering Price	$ 2,221,858.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 306.84
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares registered hereby also include an indeterminate number of additional shares of Common Stock as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales price of the Registrant's shares of Common Stock as reported on the Nasdaq Capital Market on April 22, 2026.